Schedule of Investments (unaudited) July 31, 2023	BlackRock Sustainable Emerging Markets Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 9.7%
Arezzo Industria e Comercio SA	76,256	$1,328,785
B3 SA - Brasil Bolsa Balcao	528,672	1,665,813
Hapvida Participacoes e Investimentos SA(a)(b)	2,090,642	2,122,143
Iguatemi SA	191,208	884,722
Pagseguro Digital Ltd., Class A(a)	110,617	1,256,609
Sendas Distribuidora S/A	512,702	1,460,449

		8,718,521

China — 25.3%
Alibaba Group Holding Ltd.(a)	239,892	3,065,670
Alibaba Group Holding Ltd., ADR(a)	8,994	918,827
Asymchem Laboratories Tianjin Co. Ltd., Class A	66,600	1,162,649
Baidu, Inc., ADR(a)	3,920	611,481
Baidu, Inc., Class A(a)	54,650	1,068,451
China Mengniu Dairy Co. Ltd	355,000	1,348,357
China Merchants Bank Co. Ltd., Class A	150,800	752,556
China Merchants Bank Co. Ltd., Class H	277,000	1,377,446
CITIC Securities Co. Ltd., Class H	488,000	1,051,119
Contemporary Amperex Technology Co. Ltd., Class A	31,500	1,050,115
Ganfeng Lithium Group Co. Ltd., Class H(b)	199,400	1,284,617
Haier Smart Home Co. Ltd., Class A	165,500	573,145
Haier Smart Home Co. Ltd., Class H	202,000	664,275
Industrial & Commercial Bank of China Ltd., Class H	1,805,000	881,431
Kanzhun Ltd., ADR(a)	43,384	810,413
KE Holdings, Inc., ADR(a)	81,134	1,413,354
LONGi Green Energy Technology Co. Ltd., Class A	198,810	833,004
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	40,100	1,664,001
Tencent Holdings Ltd	10,600	487,188
Tencent Holdings Ltd., ADR	2,421	111,221
Yum China Holdings, Inc	26,317	1,605,863

		22,735,183

Egypt — 0.6%
Commercial International Bank Egypt SAE	425,152	548,070

Hong Kong — 2.6%
AIA Group Ltd	105,000	1,050,497
Hang Lung Properties Ltd	860,000	1,342,071

		2,392,568

Hungary — 1.5%
OTP Bank Nyrt	36,534	1,328,600

India — 12.1%
Aditya Birla Capital Ltd.(a)	459,656	1,095,521
Alkem Laboratories Ltd	25,291	1,223,906
Axis Bank Ltd	157,038	1,823,132
HDFC Bank Ltd	136,771	2,745,826
Hindustan Unilever Ltd	31,506	981,431
ICICI Bank Ltd	89,468	1,090,388
ICICI Bank Ltd., ADR	4,429	108,820
Infosys Ltd	77,107	1,276,207
Marico Ltd	82,469	562,647

		10,907,878

Indonesia — 3.3%
Bank Central Asia Tbk PT	2,303,200	1,394,890
Bank Rakyat Indonesia Persero Tbk PT	4,286,300	1,604,808

		2,999,698

Security	Shares	Value

Kazakhstan — 1.7%
Kaspi.KZ JSC, GDR, Registered Shares	16,534	$1,515,577

Mexico — 3.7%
Grupo Financiero Banorte SAB de CV, Class O	168,898	1,600,824
Wal-Mart de Mexico SAB de CV	406,607	1,692,719

		3,293,543

Russia — 0.0%
TCS Group Holding PLC, GDR, Registered Shares(a)(c)	30,476	305

South Africa — 4.1%
Gold Fields Ltd	44,879	696,036
Gold Fields Ltd., ADR	41,097	635,771
Naspers Ltd., N Shares	7,768	1,526,309
Shoprite Holdings Ltd	58,044	838,670

		3,696,786

South Korea — 11.1%
Samsung Biologics Co. Ltd.(a)(b)	1,820	1,092,852
Samsung Electronics Co. Ltd	113,044	6,189,456
Samsung Electronics Co. Ltd., GDR, Registered Shares	993	1,352,809
Samsung SDI Co. Ltd	2,576	1,344,684

		9,979,801

Taiwan — 12.1%
Accton Technology Corp	112,000	1,366,440
Delta Electronics, Inc	123,000	1,435,866
Taiwan Semiconductor Manufacturing Co. Ltd	399,000	7,204,982
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,291	921,202

		10,928,490

Thailand — 2.8%
Bangkok Dusit Medical Services PCL, NVDR	1,491,700	1,254,934
CP ALL PCL, NVDR	682,300	1,266,492

		2,521,426

United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	456,075	1,090,239
Aldar Properties PJSC	927,994	1,305,963

		2,396,202

United Kingdom — 1.0%
Prudential PLC	64,971	902,208

United States — 2.6%
Cognizant Technology Solutions Corp., Class A	20,838	1,375,933
EPAM Systems, Inc.(a)	4,018	951,503

		2,327,436

Total Common Stocks — 96.9% (Cost: $75,796,507)		87,192,292

Preferred Securities

Preferred Stocks — 1.8%

Brazil — 1.1%
Banco Bradesco SA	281,390	991,374

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Sustainable Emerging Markets Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.7%
Samsung Electronics Co. Ltd	13,064	$588,412

Total Preferred Securities — 1.8% (Cost: $1,247,402)		1,579,786

Total Long-Term Investments — 98.7% (Cost: $77,043,909)		88,772,078

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(d)(e)	997,981	997,981

Total Short-Term Securities — 1.1% (Cost: $997,981)		997,981

Total Investments — 99.8% (Cost: $78,041,890)		89,770,059

Other Assets Less Liabilities — 0.2%		206,262

Net Assets — 100.0%		$89,976,321

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,651,403	$—		$(653,422	)(a)	$—	$—	$997,981	997,981	$18,175		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	101	(a)	—		(101)	—	—	—	91	(c)	—

						$(101)	$—	$997,981		$18,266		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$8,718,521	$—	$—	$8,718,521
China	5,471,159	17,264,024	—	22,735,183
Egypt	—	548,070	—	548,070
Hong Kong	—	2,392,568	—	2,392,568
Hungary	—	1,328,600	—	1,328,600
India	108,820	10,799,058	—	10,907,878
Indonesia	—	2,999,698	—	2,999,698
Kazakhstan	—	1,515,577	—	1,515,577
Mexico	3,293,543	—	—	3,293,543
Russia	—	—	305	305
South Africa	1,474,441	2,222,345	—	3,696,786
South Korea	—	9,979,801	—	9,979,801
Taiwan	921,202	10,007,288	—	10,928,490
Thailand	—	2,521,426	—	2,521,426
United Arab Emirates	1,090,239	1,305,963	—	2,396,202
United Kingdom	—	902,208	—	902,208
United States	2,327,436	—	—	2,327,436
Preferred Securities
Preferred Stocks
South Korea	—	588,412	—	588,412
Brazil	991,374	—	—	991,374
Short-Term Securities
Money Market Funds	997,981	—	—	997,981

	$25,394,716	$64,375,038	$305	$89,770,059

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

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